Label	Element	Value
PACE® International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

September 28, 2016

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2015, as previously supplemented

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® International Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment advisory arrangements for PACE Intermediate Fixed Income Investments ("PACE Intermediate Fixed Income"), a series of the Trust. Babson Capital Management LLC ("Babson") has been a subadvisor to the fund since June 2014. Babson is a wholly-owned subsidiary of Massachusetts Life Insurance Company, which chose to unify certain of its affiliated asset management firms, including Babson, into one firm under the name "Barings LLC" effective as of September 12, 2016. The sub-advisory agreement with Babson was amended to reflect the change of Babson's name to Barings LLC, effective as of September 28, 2016. This does not constitute an assignment for purposes of the Investment Company Act of 1940, as amended, and the change is not expected to impact the strategy Babson utilizes for the fund.

Second, this supplement updates certain information regarding the investment strategies and policies of PACE International Fixed Income Investments ("PACE International Fixed Income"), a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees of the Trust (the "Board") recently approved: (i) certain changes to the fund's investment strategies and policies that allow for greater exposure to US securities; (ii) a change to the fund's primary benchmark from the Barclays Global Aggregate ex US Index to the Barclays Global Aggregate Index (unhedged); (iii) a corresponding change in the fund's name to "PACE Global Fixed Income Investments" to reflect the investment strategy changes; and (iv) a change to the fund's targeted duration range from normally limiting its portfolio duration to between four and eight years to normally limiting its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index. (Items (i), (ii) and (iii) will be effective on or about December 1, 2016; item (iv) is effective immediately.)

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective as of December 1, 2016, all references to "PACE International Fixed Income Investments" throughout the Prospectuses and the SAI are changed to "PACE Global Fixed Income Investments."

Effective as of December 1, 2016, the section captioned "Principal strategies" and sub-captioned "Principal investments" on page 25 of the Multi-Class Prospectus and beginning on page 26 of the Class P Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include US government bonds, non-US government bonds (including bonds issued by supranational organizations and quasi-governmental entities), and bonds of US or non-US private issuers. The fund invests primarily in high-grade bonds of governmental and private issuers. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as "junk bonds").

Effective immediately, the section captioned "Principal strategies" and sub-captioned "Principal investments" on page 25 of the Multi-Class Prospectus and beginning on page 26 of the Class P Prospectus is revised by replacing the second paragraph of that section in its entirety with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index, Barclays Global Aggregate ex US Index (Barclays Global Aggregate Index (unhedged), as of December 1, 2016), as calculated by the investment advisor, which as of August 31, 2016 was approximately 7.97 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

Please see the prospectus regarding the posting of information regarding certain top equity holdings after calendar-month ends.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.